State Street Institutional Treasury Money Market Fund Annual Fund Operating Expenses - State Street Institutional Treasury Money Market Fund - Premier Class	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.03%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.14%